Note 5 - Credit Agreement (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Note 5 - Credit Agreement (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 200,000,000
Line of Credit Facility Additional Borrowings	125,000,000
Long-term Line of Credit	130,200,000		77,600,000
Line of Credit Facility, Commitment Fee Percentage	0.50%
Interest Paid	800,000	700,000
Debt Covenant Total Adjusted Leverage Ratio Maximum	4.0
Debt Covenant Interest Coverage Ratio Minimum	3.0
Total Adjusted Leverage Ratio	2.85
Interest Coverage Ratio	8.21
Percentage of Cash on Hand of Borrowing Base	100.00%
Line of Credit Facility Minimum Extended Available Borrowing Capacity	5,000,000
Amount Borrowing Base Must Exceed Outstanding Balance of Working Capital Revolving Credit Facility	5,000,000
Minimum [Member] | Base Rate [Member]
Note 5 - Credit Agreement (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 5 - Credit Agreement (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Minimum [Member]
Note 5 - Credit Agreement (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.68%	2.91%
Maximum [Member] | Base Rate [Member]
Note 5 - Credit Agreement (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 5 - Credit Agreement (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.75%
Maximum [Member]
Note 5 - Credit Agreement (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	3.27%	3.50%
Working Capital [Member]
Note 5 - Credit Agreement (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	75,000,000
Long-term Line of Credit	50.0		50,000,000
Acquisition and Expansion [Member]
Note 5 - Credit Agreement (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	125,000,000
Long-term Line of Credit	$ 80,200,000		$ 27,600,000